Goodwill - Schedule of allocation of goodwill by operations (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 1,714	£ 1,714
Goodwill	9,532	9,729	£ 9,847
Other intangible assets	3,564	3,431
National Grid Ventures – US
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	100	188
New England
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,506	1,541
New York
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	3,205	3,279
UK Electricity Distribution
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	4,721	4,721
West Midlands | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	518	518
East Midlands | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	519	519
South Wales | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	257	257
South West | Regulatory licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 420	£ 420